ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Accounting Policies [Abstract]
Net loss		$ 3,338,473	$ 2,319,096
Net cash used in operating activities		1,035,082	$ 388,544
Accumulated deficit	[1]	$ 24,546,625		$ 21,208,152

[1]	The unaudited condensed consolidated financial statements give retroactive to the June 18, 2024 one-for-seven reverse share split.